Nationwide Renaissance Small Cap Growth Fund Expense Example - Nationwide Renaissance Small Cap Growth Fund	Oct. 31, 2025 USD ($)
Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 682
Expense Example, with Redemption, 3 Years	976
Expense Example, with Redemption, 5 Years	1,291
Expense Example, with Redemption, 10 Years	2,183
Class R6 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	313
Expense Example, with Redemption, 5 Years	568
Expense Example, with Redemption, 10 Years	1,298
Institutional Service Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	85
Expense Example, with Redemption, 3 Years	338
Expense Example, with Redemption, 5 Years	611
Expense Example, with Redemption, 10 Years	$ 1,390